Personnel expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 shares tranche	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs and RSUs outstanding (in shares)	3,423,001	2,593,065	1,530,661
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period	3 years
Vesting period	1 year	1 year
Number of PSUs and RSUs outstanding (in shares)	504,543	345,798
Performance Share Units (PSU), Employees excluding Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3
Performance Share Units (PSU), Employees excluding Management Board | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Number of PSUs issued, in percentage of number of PSUs granted	0.00%
Performance Share Units (PSU), Employees excluding Management Board | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs issued, in percentage of number of PSUs granted	150.00%
Performance Share Units (PSU), Employees excluding Management Board | Vesting Of Share-Based Payment Arrangement, Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	33.33%
Performance Share Units (PSU), Employees excluding Management Board | Vesting Of Share-Based Payment Arrangement, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	33.33%
Performance Share Units (PSU), Employees excluding Management Board | Vesting Of Share-Based Payment Arrangement, Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	33.33%
Performance Share Units (PSU), Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Cliff vesting period	3 years
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs and RSUs outstanding (in shares)	2,918,458	2,247,267